Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - AJAX I [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	$ 155,599,680
Change in valuation inputs or other assumptions	(64,296,618)	$ 100,127,570
Fair value as of June 30, 2021	91,303,062	155,599,680
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	89,590,428
Change in valuation inputs or other assumptions	(35,920,690)
Fair value as of June 30, 2021	53,669,738	89,590,428
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	66,009,252
Change in valuation inputs or other assumptions	(28,375,928)
Fair value as of June 30, 2021	$ 37,633,324	$ 66,009,252